Finance Cost and Income - Summary of Other Financial (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022 [1]
Disclosure of Finance Income [abstract]
Finance cost - Net foreign exchange gains/(losses)	$ (149)	$ (143)
Finance Cost - Net gains/(losses) on hedging instruments	(354)	(422)
Finance Cost - Other financial income/(cost), including bank fees and taxes	(119)	(131)
Finance Cost - Other financial results	(622)	(696)
Finance Income - Hyperinflation monetary adjustments	66	138
Finance Income - Other financial income/(cost), including bank fees and taxes	16	56
Finance Income - Other financial results	82	194
Net - Net foreign exchange gains/(losses)	(149)	(143)
Net - Net gains/(losses) on hedging instruments	(354)	(422)
Net - Hyperinflation monetary adjustments	66	138
Net - Other financial income/(cost), including bank fees and taxes	(103)	(75)
Net - Other financial results	$ (540)	$ (501)

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.